Share based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of share-based payment arrangement activity
The following table summarizes activities of the Company's RSUs for the six months ended June 30, 2025:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
Outstanding at January 1, 2025	11,863,038	0.31	4.04
Granted (new RSUs)	214,500	—	1.12
Forfeited	(22,587)	—	2.02
Exercised	(4,203,626)	0.07	7.31
Outstanding at June 30, 2025	7,851,325	0.43	4.13	7.25	18,193
Exercisable as of June 30, 2025	7,105,155	0.51	3.12	7.49	15,962
The following table summarizes activities of the options for the six months ended June 30, 2025:

	Number of options	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years
Outstanding at January 1, 2025	15,935,056	6.65	2.57
Granted	4,500,000	0.50	1.69
Forfeited	(284,805)	0.83	1.32
Exercised	(325,714)	0.50	1.22
Outstanding at June 30, 2025	19,824,537	5.44	2.40	7.64
Exercisable as of June 30, 2025	13,300,149	7.78	2.61	6.76

Schedule of fair value of options granted that are estimated using the binomial model
The fair value of the RSUs granted for the six months ended June 30, 2025 are estimated using the binomial model with the following assumptions used:

Six Months Ended June 30, 2025
Volatility (1)	44.12% - 46.55%
Expected dividend yield (2)	0.0%
Fair value of underlying ordinary share (3)	US$1.24
Expected terms (4)	10 years

(1) Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s RSUs.

(2) Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.

(3) The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.

(4) Expected term is the contract life of the RSUs.
The fair value of the options granted for the six months ended June 30, 2025 are estimated using the binomial model with the following assumptions used:

Six Months Ended June 30, 2025
Risk-free rate of return (1)	4.58%
Volatility (2)	47.34%
Expected dividend yield (3)	0.0%
Fair value of underlying ordinary share (4)	US$2.11
Expected terms (5)	10 years

(1) The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s options in effect at the valuation date.

(2) Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.

(3) Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.

(4) The fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.

(5) Expected term is the contract life of the option awards.

Schedule of compensation expense recognized for RSUs
Compensation expenses recognized for RSUs and options for the six months ended June 30, 2024 and 2025 were allocated as follows.

	Six Months Ended June 30,
	2024	2025
Research and development expenses	2,210	1,141
Selling, general and administrative expenses	7,663	5,334
Total	9,873	6,475